UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if amendment [ ]; Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:       Greenhaven Associates, Inc.
            Three Manhattanville Road
            Purchase, NY  10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chris A. Wachenheim
Title:      Vice President
Phone:      914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim            Purchase, NY              February 4, 2002
-----------------------            -------------             ----------------
      [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                Name

----------------------              --------------------------------
[Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------
                   COL 1              COL 2        COL 3       COL 4      COL 5             COL 6                    COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF                  VALUE    PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
              NAME OF ISSUER          CLASS        CUSIP       $000       AMOUNT       SOLE       OTHER         SOLE          NONE
====================================================================================================================================

====================================================================================================================================
Abitibi-Consolidated (ABY)            COMMON     003924107     21,599    2,971,000     331,500   2,639,500      331,500    2,639,500
------------------------------------------------------------------------------------------------------------------------------------
Alberta Energy (AOG)                  COMMON     012873105    133,183    3,590,800     495,200   3,095,600      495,200    3,095,600
------------------------------------------------------------------------------------------------------------------------------------
Alcan Aluminum (AL)                   COMMON     013716105     78,635    2,200,800      64,500   2,136,300       64,500    2,136,300
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc (AA)                        COMMON     013817101     55,090    1,552,278               1,552,278                 1,552,278
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)    COMMON     12189T104     28,743    1,004,300               1,004,300                 1,004,300
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                     COMMON     152312104    222,478    4,005,000   1,125,700   2,879,300    1,125,700    2,879,300
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)               COMMON     156431108     12,943      980,500     469,000     511,500      469,000      511,500
------------------------------------------------------------------------------------------------------------------------------------
Chiquita $3.75 Pfd B((CQB.B)          COMMON     170032502        390       77,300      29,000      48,300       29,000       48,300
------------------------------------------------------------------------------------------------------------------------------------
Chiquita Brands $2.875 Pfd (CQB.A)    COMMON     170032403        319       80,600      45,500      35,100       45,500       35,100
------------------------------------------------------------------------------------------------------------------------------------
Cleveland Cliffs (CLF)                COMMON     185896107      5,496      300,800      35,500     265,300       35,500      265,300
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Industries (CMIN)        COMMON     203004106        192       40,000      40,000                   40,000
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                  COMMON     23331A109     47,469    1,479,236               1,479,236                 1,479,236
------------------------------------------------------------------------------------------------------------------------------------
Deere & Company (DE)                  COMMON     244199105    152,008    3,504,100     523,000   2,981,100      523,000    2,981,100
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc (DLI)           COMMON     245091103      1,753      114,975     114,975                  114,975
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co (DOW)                 COMMON     260543103     42,407    1,237,800               1,237,800                 1,237,800
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)        COMMON     294741103      1,130       37,480                  37,480                    37,480
------------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises (FNLY)             COMMON     317884203      1,914      212,700     212,700                  212,700
------------------------------------------------------------------------------------------------------------------------------------
Frontline Limited (FRO)               COMMON     G3682E127     13,075    1,283,150     790,400     492,750      790,400      492,750
------------------------------------------------------------------------------------------------------------------------------------
General Cable Corp (BGC)              COMMON     369300108        738       57,500      30,000      27,500       30,000       27,500
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)               COMMON     371927104      1,408      414,100     256,600     157,500      256,600      157,500
------------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services (GTIV)        COMMON     37247A102     46,731    2,224,246   1,282,900     941,346    1,282,900      941,346
------------------------------------------------------------------------------------------------------------------------------------
Hovnanian Enterprises (HOV)           COMMON     442487203     12,118      594,600     412,500     182,100      412,500      182,100
------------------------------------------------------------------------------------------------------------------------------------
Imagistics Intl inc (IGI)             COMMON     45247T104      1,496      120,200                 120,200                   120,200
------------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                        COMMON     48666K109      7,626      194,500       6,000     188,500        6,000      188,500
------------------------------------------------------------------------------------------------------------------------------------
Kellwood Company (KWD)                COMMON     488044108     14,267      600,200     166,900     433,300      166,900      433,300
------------------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp (KMG)                 COMMON     492386107      4,325       80,000                  80,000                    80,000
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)              COMMON     526057104     31,668      691,600      15,000     676,600       15,000      676,600
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp (CLI)           COMMON     554489104        574       19,000                  19,000                    19,000
------------------------------------------------------------------------------------------------------------------------------------
Methanex Corp (MEOH)                  COMMON     59151K108     15,445    2,777,847     529,875   2,247,972      529,875    2,247,972
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia Pac (APF)         COMMON     61744U106      1,908      255,115                 255,115                   255,115
------------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. (MPS)                 COMMON     553409103      8,129    1,044,900     369,400     675,500      369,400      675,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                  965,259
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

------------------------------------------------------------------------------------------------------------------------------------
                   COL 1              COL 2        COL 3       COL 4      COL 5             COL 6                    COL 7
------------------------------------------------------------------------------------------------------------------------------------
                                     TITLE OF                  VALUE    PRINCIPAL                SHARED      VOTING AUTHORITY SHARES
              NAME OF ISSUER          CLASS        CUSIP       $000       AMOUNT       SOLE       OTHER         SOLE          NONE
====================================================================================================================================

====================================================================================================================================
Nova Chemicals Corp (NCX)             COMMON     66977W109     20,735    1,091,300     202,800     888,500      202,800      888,500
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein (OME)                   COMMON     68210P107      1,134      350,000     350,000                  350,000
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp (OMM)                        COMMON     Y6476W104      4,312    1,120,000     892,500     227,500      892,500      227,500
------------------------------------------------------------------------------------------------------------------------------------
Pechiney SA (PY)                      COMMON     705151207        761       29,000                  29,000                    29,000
------------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                   COMMON     732827100        304       21,500                  21,500                    21,500
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                COMMON     745867101    122,305    2,811,600   1,034,500   1,777,100    1,034,500    1,777,100
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty (RA)        COMMON     75621K106        474       20,200                  20,200                    20,200
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)                COMMON     783549108     94,867    4,300,400   1,241,300   3,059,100    1,241,300    3,059,100
------------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                    COMMON     783764103     26,026      363,850      60,900     302,950       60,900      302,950
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                         COMMON     833034101     44,351    1,338,700     109,600   1,229,100      109,600    1,229,100
------------------------------------------------------------------------------------------------------------------------------------
Stolt-Nielsen S.A. (SNSA)             COMMON     861565109        351       22,500                  22,500                    22,500
------------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp (TK)             COMMON     Y8564W103     33,407      984,000     297,200     686,800      297,200      686,800
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)             COMMON     889478103     16,245      375,600                 375,600                   375,600
------------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)              COMMON     91529Y106     98,960    3,741,400     385,000   3,356,400      385,000    3,356,400
------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                                  464,231
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                        GRAND TOTAL                         1,429,490
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


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